CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 83.4	$ 103.7
Total Trade and other receivables	23.7	35.9
Inventories	110.0	141.8
Current income tax receivable	4.5	4.3
Prepaid expenses and other	7.1	4.7
Total current assets	228.7	290.4
Non-current inventories	0.0	14.9
Mining interests	1,928.0	1,853.4
Other	1.8	10.9
Total assets	2,158.5	2,169.6
Current liabilities
Trade and other payables	171.6	130.9
Current income tax payable	0.3
Total current liabilities	171.9	130.9
Reclamation and closure cost obligations	94.7	86.1
Gold stream obligation	142.9	161.9
Long-term debt	714.5	780.5
Deferred tax liabilities	48.3	56.3
Lease obligations	23.9	8.9
Other	1.0	0.5
Total liabilities	1,197.2	1,225.1
Equity
Common shares	3,144.5	3,035.2
Contributed surplus	105.7	105.0
Other reserves	(13.6)	6.1
Deficit	(2,275.3)	(2,201.8)
Total equity	961.3	944.5
Total liabilities and equity	$ 2,158.5	$ 2,169.6